DISPOSALS OF CONSOLIDATED ENTITIES	12 Months Ended
Dec. 31, 2023
Disposals Of Consolidated Entities
DISPOSALS OF CONSOLIDATED ENTITIES

5. DISPOSALS OF CONSOLIDATED ENTITIES

ADG, SZTET, WHTET, and TDTDG were dissolved on January 28, June 14, May 31, and May 17, 2022, respectively. The dissolution of these companies results in minimal gain or loss for the year ended December 31, 2022.

TCTCZ was dissolved on September 20, 2023. The dissolution did not result in any gain or loss for the year ended December 31, 2023.

The Company disposed of 100% equity interests of TDL to an unrelated third party for nil consideration on September 6, 2023, and disposed of 100% equity interests of TDAL and TCL (including their subsidiaries) to an unrelated third party for nil consideration on October 27, 2023. The disposition resulted in a total recorded loss of $16,184 for the Company for the year ended December 31, 2023.

None of the above-referenced dispositions in 2022 qualified as discontinued operations as they do not individually or in the aggregate represent a strategic shift that has had a major impact on the Company’s operations or financial results.